DUNHAM FUNDSSM WHEN PERFORMANCE COUNTS

March 5, 2025

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:      Dunham Funds (the “Registrant”)

Post Effective Amendment No.67 to the Registration Statement on Form N-1A

(File No. 333-147999, CIK No.0001420040)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Registrant, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 67 to the Registrant’s registration statement on Form N-1A that was filed on February 28, 2025 (SEC Accession No. 0001580642-25-001255).

If you have any questions related to this filing, please contact the undersigned at (888) 338-6426.

Very truly yours,

/s/ Ryan Dykmans

Ryan Dykmans, Assistant Secretary

Dunham Funds